Staff Costs - Disclosure of Employee Benefit Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff Costs [Line Items]
Share-based payments	£ 6,700	£ 4,300	£ 3,200
Total employee benefit expense	12,832	9,985	8,407
Research and Development Expenses
Staff Costs [Line Items]
Wages and salaries	3,931	3,492	3,304
Social security costs	465	430	395
Pension costs	189	189	140
Share-based payments	3,833	2,412	1,878
Total employee benefit expense	8,418	6,523	5,717
Administrative Expenses
Staff Costs [Line Items]
Wages and salaries	1,407	1,387	1,190
Social security costs	136	135	115
Pension costs	40	47	37
Share-based payments	2,831	1,893	1,348
Total employee benefit expense	£ 4,414	£ 3,462	£ 2,690